Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total finance leasing contracts	$ 1,721,454	$ 1,905,554
Unearned income finance leasing contracts	471,424	560,645
Net finance leasing contracts	1,250,030	1,344,909
Up to one month [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	30,141	13,793
Unearned income finance leasing contracts	144	7
Net finance leasing contracts	29,997	13,786
1 - 3 months [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	3,400	4,033
Unearned income finance leasing contracts	86	54
Net finance leasing contracts	3,314	3,979
3 months to 1 year [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	38,446	39,184
Unearned income finance leasing contracts	1,525	1,839
Net finance leasing contracts	36,921	37,345
1 - 3 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	189,921	263,280
Unearned income finance leasing contracts	11,253	23,286
Net finance leasing contracts	178,668	239,994
3 to 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	338,156	413,066
Unearned income finance leasing contracts	42,164	71,543
Net finance leasing contracts	295,992	341,523
More than 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	1,121,390	1,172,198
Unearned income finance leasing contracts	416,252	463,916
Net finance leasing contracts	$ 705,138	$ 708,282